Consolidation (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated and Unconsolidated VIEs
At December 31, 2013 and 2012, Federated was involved with certain VIEs in which it held a variable interest but for which it was not the primary beneficiary. Federated’s investment and maximum risk of loss related to these unconsolidated VIEs were as follows at December 31:

	2013	2012
in millions	Total carrying value of investment and maximum risk of loss	Total carrying value of investment and maximum risk of loss
Investment companies[1,2]	$220.5	$193.7
Equity investment[3]	$0.0	$3.8

1	AUM for these unconsolidated investment companies totaled $280.3 billion and $295.4 billion at December 31, 2013 and December 31, 2012, respectively.

2	Accounts receivable from sponsored investment companies for advisory and other services totaled $13.5 million and $11.6 million at December 31, 2013 and December 31, 2012, respectively.

3	Total assets and liabilities of the equity investment were $2.8 million and $0.3 million, at December 31, 2012
The following table presents the balances related to the consolidated investment companies that were included on the Consolidated Balance Sheets as well as Federated's net interest in the investment companies at December 31:

in millions	2013	2012
Cash and cash equivalents	$1.1	$1.0
Investments—consolidated investment companies	53.5	51.1
Receivables	0.9	0.7
Less: Liabilities	1.6	2.0
Less: Redeemable noncontrolling interest in subsidiaries	15.5	7.3
Federated's net interest in consolidated investment companies	$38.4	$43.5